Business Segment Information - Schedule of Quantitative Reconciliation of Adjusted EBITDA (Parenthetical) (Detail) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 01, 2016	Apr. 30, 2015	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Segment Reporting Information [Line Items]
Brand re-launch and marketing costs				$ 9,000	$ 16,000
Insurance recovery gain			$ 10,499	20,083	20,083
Legal settlement charge		$ 16,000		16,000	16,000
Costs incurred subject to coverage under business interruption						$ 16,000
Termination fee	$ 31,000
IPO readiness costs			5,000
Business acquisition related costs			671	78,616	84,472	$ 37,905	$ 3,522
Facility Closing Costs [Member]
Segment Reporting Information [Line Items]
Closed facility carrying costs			4,000	4,000
Distribution, Selling and Administrative Costs [Member] | Facility Closing Costs [Member]
Segment Reporting Information [Line Items]
Insurance recovery gain				$ 11,000	$ 11,000
Acquisition Related Costs [Member]
Segment Reporting Information [Line Items]
Business acquisition related costs			3,000
Acquisition Related Costs [Member] | Distribution, Selling and Administrative Costs [Member]
Segment Reporting Information [Line Items]
Insurance recovery gain			$ 10,000